Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 22, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Rate of common stock		4.99%		4.99%
Granted and outstanding shares	11,072,767	9,881,842		9,881,842	11,072,767
Contractual term	6 years 1 month 6 days			5 years 4 months 24 days
Options granted
Vested shares		11,073
Stock option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant (in Dollars per share)					$ 4.26
Options granted
Unrecognized compensation related to unvested stock option (in Dollars)		$ 1,302		$ 1,302
Recognized over weighted-average period				1 year 1 month 6 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Available for issuance under the plan						613,467
Vested shares				71,571
Fair value total (in Dollars)		394		$ 394
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognized over weighted-average period				3 months 18 days
Unrecognized compensation related to unvested restricted stock (in Dollars)		$ 31		$ 31
Board of Directors [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Available for issuance under the plan						300,000
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested shares			11,073
2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Available for issuance under the plan		6,240,773		6,240,773
Rate of common stock		10.00%		10.00%
2024 Equity Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Rate of common stock		5.00%		5.00%
2014 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted and outstanding shares		5,005,748		5,005,748
Vested term				4 years
2014 Stock Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Contractual term				10 years